QB2 Advances from SMM/SC - Summary of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 7,374		$ 6,255
Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,906		$ 4,977
Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		8,570		7,291
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings	2,300	2,785		1,423
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		1,263		934
Quebrada Blanca Phase 2 project facility | Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	2,252		1,147
Quebrada Blanca Phase 2 project facility | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,003		$ 739
Quebrada Blanca Phase 2 project facility | Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		2,929		1,459
Quebrada Blanca Phase 2 project facility | Fair Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,288		$ 941